PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	December 31, 2016	December 31, 2017
	RMB	RMB
Computer and transmission equipment	37,582	84,194
Furniture and office equipment	2,410	2,767
Leasehold improvements	6,312	6,999
Software	3,547	25,106

Total property, equipment and software	49,851	119,066
Accumulated depreciation and amortization	14,348	36,817

Property, equipment and software, net	35,503	82,249